Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions	The following is a list of related parties which the Group has transactions with:
No.	Name of Related Parties	Relationship
1	Zhejiang Baiqianyin Network Technology Co., Ltd (“Zhejiang Baiqianyin”)	An entity which has a common director of the Board of Directors with the Group
2	Shanghai Shenghan	An entity which the Group holds 16.56% equity interests
3	Shanghai Aoshu Enterprise Management Partnership (Limited Partnership) (“Shanghai Aoshu”)	An entity which is the Group’s employee stock ownership platform, and has a common director of the Board of Directors with the Group
4	Jiaxing Sound Core Intelligent Technology Co., LTD	An entity which Shanghai Shenghan holds 20% equity interests
5	Hui Yuan	Chairman of the board, one of the major shareholders holding 13.56% equity interests of the Company
6	Tianjin Haiyin Equity Investment Fund Partnership (Limited Partnership) (“Tianjin Haiyin”)	A significant shareholder holding 5.18% equity interests of the Company
7	Jiaxing Chiyu Investment Partnership (limited Partnership)	A significant shareholder holding 5.44% equity interests of the Company
8	Haiyin Capital Investment (International) Limited	A subsidiary of Tianjin Haiyin
9	Zhizhen Guorui	An entity which the Group holds 26% equity interests
10	Weng wei	CFO of the Company
11	Shanghai Machinemind Intelligent Technology Co., Ltd.	An entity which the Group holds 18% equity interests

Schedule of Due from Related Parties	Amounts due from related parties consisted of the following for the periods indicated:
	As of December 31,
	2022		2023
Due from related parties-current	$		$
Accounts receivable
Zhejiang Baiqianyin (a)		48,860		-

Other receivables
Zhejiang Baiqianyin (b)		297,657		-
Shanghai Aoshu (c)		20,377		19,796
Credit losses provisions		(20,377)		(19,796)
Subtotal-due from related parties-current		346,517		-

Due from related parties-non current
Other receivables
Zhizhen Guorui (d)		$-		$13,859,350
Subtotal-due from related parties-non current		-		13,859,350
Total		$346,517		$13,859,350
(a).	In April 2023, the Group collected accounts receivable from Zhejiang Baiqianyin;
(b).	Other receivable from Zhejiang Baiqianyin consists of the interest-free borrowings for ordinary business. In April 2023, the Group collected other receivables from Zhejiang Baiqianyin;
(c).	Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. For the year ended December 31, 2022, the Group made full provision of receivables from Shanghai Aoshu;
(d).	On March 31, 2023, the Group entered into agreement to provide a loan to Zhizhen Guorui, an equity investment of the Group, with a maximum amount of $14,084,705 (RMB100.0 million) and interest-free. As of December 31, 2023, the actual loan provided by the Group to Zhizhen Guorui amounted to $13,859,350 (RMB98.4 million). The Group considers the repayment of loan to Zhizhen Guorui will be extended to more than one year.
	As of December 31,
	2022	2023
Due to related parties-current
Accounts payable
Shanghai Shenghan	$201,465	$83,036
Jiaxing Sound Core Intelligent Technology Co., LTD	32,622	-
Zhizhen Guorui	97,868	71,735

Interest-free loans (d)
Jiaxing Chiyu Investment Partnership (limited Partnership)	$434,959	$422,541
Haiyin Capital Investment (International) Limited	129,517	127,635
Subtotal-due to related parties-current	896,431	704,947

Due to related parties-non current
Hui Yuan(e)	$8,581,743	$7,905,290
Subtotal-due to related parties-non current	8,581,743	7,905,290
Total	$9,478,174	$8,610,237
(d)	The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand.
(e)	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2022 and 2023, the corresponding balance due to Hui Yuan was $8,581,743 and $7,505,290, respectively.
	For the years ended December 31,
Nature	2021	2022	2023
Software and service income
Zhejiang Baiqianyin	$286,875	$-	$-

Technology service fee payable			-
Shanghai Shenghan	$465,058	$-	$-
Zhizhen Guorui	-	100,315	661,010

Technology service fee paid
Shanghai Shenghan	$-	$-	$112,980
Zhizhen Guorui			684,412

Loans from related parties
Hui Yuan	$-	$-	$400,000

Interest-free loans from related parties
Zhejiang Baiqianyin	$5,782,216	$1,783,326	$290,076
Hui Yuan	9,696,450	532,026	-
Haiyin Capital Investment (International) Limited	126,744	-	-
Jiaxing Chiyu Investment Partnership (limited Partnership)	775,097	-	-
Tianjin Haiyin	310,038	-	-
Weng Wei	74,409	-	-

Interest-free loans repayment to related parties
Zhejiang Baiqianyin	$5,470,627	$1,788,230	$141
Jiaxing Chiyu Investment Partnership (limited Partnership)	-	297,221	-
Hui Yuan	899,111	169,416	1,355,760
Jiaxing Sound Core Intelligent Technology Co., LTD	-	59,444	31,776
Shanghai Shenghan	139,517	-	-
Weng Wei	74,409	-	-
Tianjin Haiyin	310,038	-	-

Return of inventories to a related party
Shanghai Shenghan	$-	$239,330	$-

Interest-free loans to a related party
Zhizhen Guorui	$-	$-	$13,896,539

Debt relief
Shanghai Machinemind Intelligent Technology Co., Ltd.	$-	$72,819	$-